Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments

Future minimum rental payments for the new office lease, based on the current adjusted minimum monthly amount of $4,320 and excluding variable common area maintenance charges, as of March 31, 2015, are as follows:

Years ending March 31,	Amount

2016	$52,540
2017	53,146
2018	44,730

$150,416